Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (2,846,372)	$ (1,562,651)	$ (4,262,856)	$ (8,849,371)
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Depreciation and amortization	122,554	69,075	362,993	165,018
Provision for bad debt	8,835	0	(67,432)	100,299
Stock based compensation expense	316,947	938,751	2,147,763	3,586,431
Amortization of debt issue costs into interest expense	8,645	0	2,325	2,858
Amortization of debt discount into interest expense	873,872	0	308,984	395,470
Lease termination expense			9,000	0
Gain on settlement of accounts payable	(9,038)	0	(188,709)	(190,203)
Derivative expense pertaining to convertible notes payable			61,495	0
Change in fair value of derivative liability - embedded conversion feature of convertible Series A preferred stock issuance	0	(47,876)	(47,876)	2,089,744
Change in fair value of derivative liability - convertible notes payable	681,122	0	(149,398)	(28,244)
Changes in operating assets and liabilities:
Accounts receivable	67,330	6,960	(33,838)	(235,866)
Other receivables	20,422	0	42,045	0
Inventory			0	16,876
Prepaid and other current assets	(33,552)	(68,850)	(27,991)	(30,705)
Other assets			0	(34,875)
Accounts payable	(5,189)	40,087	205,922	(214,991)
Accrued expenses	40,516	37,414	(225,295)	(25,932)
Deferred revenues	5,041	13,834	85,004	2,309
Net Cash and Cash Equivalents Used In Operating Activities	(748,867)	(573,256)	(1,777,864)	(3,251,182)
CASH FLOWS FROM INVESTING ACTIVITIES:
Website development costs	(143,018)	(83,250)	(540,942)	(248,241)
Cash paid to purchase property and equipment	0	(5,646)	(5,645)	(6,900)
Net Cash and Cash Equivalents Used In Investing Activities	(143,018)	(88,896)	(546,587)	(255,141)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	1,774,999	0
Cash paid for direct offering costs	(90,766)	0
Principal repayments toward note payable			0	(35,000)
Cash paid for debt issue costs			(10,970)	0
Proceeds from sale of convertible Series A preferred stock	300,000	0	0	3,361,000
Cash paid for direct offering costs of Series A preferred stock			0	(6,713)
Proceeds from convertible notes payable			1,220,000	0
Net Cash and Cash Equivalents Provided By Financing Activities	1,984,233	0	1,209,030	3,319,287
Net Increase (Decrease) in Cash and Cash Equivalents	1,092,348	(662,152)	(1,115,421)	(187,036)
Cash and Cash Equivalents - Beginning of Period	489,166	1,604,587	1,604,587	1,791,623
Cash and Cash Equivalents - End of Period	1,581,514	942,435	489,166	1,604,587
SUPPLEMENTARY CASH FLOW INFORMATION:
Interest	0	0	0	0
Taxes	0	0	0	0
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Derivative liability reclassified to Additional Paid in Capital upon conversion of Series A preferred stock	0	105,900	105,900	2,127,598
Conversion of Convertible Notes Payable and accrued interest to common stock	841,294	0	100,541	0
Common stock issued for services	21,195	0	35,100	610,400
Derivative liability reclassified to Additional Paid in Capital upon conversion of Convertible Notes Payable	1,682,507	0	93,568	1,593
Debt discount recorded on convertible notes payable			1,182,856	0
Equipment acquired through issuance of Series D Preferred Stock in connection with acquisition - related party			0	500,000
Derivative liability arising from convertible Series A preferred stock			0	191,630
Warrants issued in connection with settlement of accounts payable			0	24,999
Conversion of Convertible Notes Payable to Series A preferred stock			0	800,000
Accrued interest on Convertible Notes Payable reclassified to Additional Paid in Capital			0	1,770
Cashless exercise of warrants			3	0
Issuance of Series C preferred stock in exchange for warrants	15	0
Series A Convertible Preferred Stock [Member]
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of preferred stock into common stock	0	18	18	683
Series B Convertible Preferred Stock [Member]
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of preferred stock into common stock	3	110	110	55
Series C Convertible Preferred Stock [Member]
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of preferred stock into common stock			0	1
Series D Convertible Preferred Stock [Member]
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of preferred stock into common stock	0	32	35	0
Series E Convertible Preferred Stock [Member]
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of Convertible Notes Payable and accrued interest to common stock	$ 309,698